Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8. Inventories

Inventories consisted of the following for the years reported:

INVENTORIES BY CATEGORY

	December 31,
	2022	2021

	(€ in thousands)
Raw materials	3,116	2,978
Work in progress	8,020	6,504
Total	11,136	9,482

The reserve for slow-moving inventory regarding work in progress was kEUR 23 and kEUR 29 in 2022 and 2021, respectively. Related raw materials, in 2022 and 2021 of an amount of kEUR 952 and kEUR 810 have been written off, respectively, following the Company’s inventory reserve policy.